RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 4,008,616	$ 3,573,248
DTE Energy common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	4,522,710	4,729,105
Fair value	$ 583,339	$ 571,040
Increase from dividend income on investment	$ 20,020
Number of shares purchased (in shares)	1,114,539
Purchase price	$ 148,396
Number of shares sold (in shares)	1,320,934
Selling price	$ 175,686